Condensed Parent Only Financial Statements, Condensed Statements of Cash Flows (Details) - USD ($) $ in Millions			12 Months Ended
	Feb. 27, 2015	[1]	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CONDENSED STATEMENT OF CASH FLOWS [Abstract]
Net cash provided by operating activities			$ 1,034.7	$ 761.8	$ 382.7
Investing activities [Abstract]
Business acquisitions, net of cash acquired	$ (745.7)		(1,574.4)	0.0	0.0
Net cash provided/(used) by investing activities			(2,399.6)	(751.4)	(1,026.3)
Financing activities [Abstract]
Costs incurred in connection with financing arrangements			(54.3)	(14.3)	(15.3)
Issuance of common stock			336.8	0.0	0.0
Repurchase of common stock			(3.3)	(2.6)	(13.3)
Dividends to common and common equivalent shareholders			(179.0)	(113.0)	(87.8)
Excess tax benefit from stock-based awards			1.1	1.0	1.6
Net cash provided/(used) in financing activities			1,424.1	3.9	634.0
Net change in cash and cash equivalents			59.2	14.3	(9.6)
Cash and cash equivalents, beginning of period			81.0	66.7	76.3
Cash and cash equivalents, end of period			140.2	81.0	66.7
Parent Company [Member]
CONDENSED STATEMENT OF CASH FLOWS [Abstract]
Net cash provided by operating activities			62.6	(1.3)	(4.1)
Investing activities [Abstract]
Business acquisitions, net of cash acquired			(745.7)	0.0	0.0
Distribution and return of advances from consolidated subsidiaries			60.8	97.3	101.6
Net cash provided/(used) by investing activities			(684.9)	97.3	101.6
Financing activities [Abstract]
Long-term debt borrowings			914.5	92.0	65.0
Long-term debt repayments			(424.0)	(74.0)	(63.0)
Costs incurred in connection with financing arrangements			(22.5)	0.0	0.0
Issuance of common stock			335.5	0.0	0.0
Repurchase of common stock			(3.3)	0.0	(13.3)
Dividends to common and common equivalent shareholders			(179.0)	(113.0)	(87.8)
Excess tax benefit from stock-based awards			1.1	(1.0)	1.6
Distribution to owners			0.0	0.0	0.0
Net cash provided/(used) in financing activities			622.3	(96.0)	(97.5)
Net change in cash and cash equivalents			0.0	0.0	0.0
Cash and cash equivalents, beginning of period			0.0	0.0	0.0
Cash and cash equivalents, end of period			$ 0.0	$ 0.0	$ 0.0

[1]	Net of cash acquired of $40.8 million.